UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended June 30, 2006
Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     RH Capital Associates LLC

Address:  139 West Saddle River Road
          Saddle River, New Jersey  07458


13F File Number: 28-6196

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Robert Horwitz
Title:  Managing Member
Phone:  (201) 258-2400


Signature, Place and Date of Signing:

/s/ Robert Horwitz           Saddle River, New Jersey         August 14, 2006
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  9

Form 13F Information Table Value Total: $25,329
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

Form 13F File Number           Name
--------------------           ----
28-10537                       RH Capital Associates Number One, L.P.

                           FORM 13F INFORMATION TABLE


COLUMN 1                    COL  2   COLUMN 3   COLUMN 4        COLUMN 5           COLUMN 6     COL 7         COLUMN 8

                            TITLE OF             VALUE    SHRS OR  SH/  PUT/   INVSTMT DISCRTN  OTHER      VOTING AUTHORITY
NAME OF ISSUER              CLASS     CUSIP     (X$1000)  PRN AMT  PRN  CALL     SOLE   SHARED  MNGRS    SOLE    SHARED    NONE
AGILENT TECHNOLOGIES        COM      00846U101   4769      151100  SH          45330    105770   (1)     45330   105770
AMERICAN INTL GROUP INC     COM      026874107   2332       39500  SH                    39500   (1)              39500
EXPEDIA INC DEL             COM      30212P105    607       40510  SH                    40510   (1)              40510
IAC INTERACTIVECORP         COM NEW  44919P300   1073       40510  SH                    40510   (1)              40510
MAGMA DESIGN AUTOMATION     COM      559181102    169       23014  SH           6904     16110   (1)      6904    16110
MICROSOFT CORP              COM      594918104   8155      350000  SH         105000    245000   (1)    105000   245000
ONYX PHARMACEUTICALS INC    COM      683399109    841       50000  SH          15000     35000   (1)     15000    35000
PRECISION DRILLING TR       TR UNIT  740215108   3876      116743  SH                   116743   (1)             116743
UNITED STATES STL CORP NEW  COM      912909108   3506       50000  SH          15000     35000   (1)     15000    35000




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